BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES
The BEPC exchangeable shares and class B shares are classified as liabilities due to their exchange and cash redemption features. As at June 30, 2024, the BEPC exchangeable shares and class B shares were remeasured to $24.77 per share to reflect the NYSE closing price of a BEP unit. Remeasurement gains or losses associated with these shares are recorded in the interim consolidated statements of income (loss).
During the three and six months ended June 30, 2024, our shareholders exchanged 7,459 and $10,142 BEPC exchangeable shares, respectively, for an equal number of BEP units resulting in a decrease of less than $1 million to our financial liability (2023: 833 and 2,575 shares, respectively resulting in a decrease of less than $1 million). During the three and six months ended June 30, 2024, the company declared dividends of $64 million and $129 million, respectively (2023: $61 million and $119 million, respectively) on its BEPC exchangeable shares outstanding. Dividends on BEPC exchangeable shares are presented as interest expense in the interim consolidated statements of income (loss).
The following table provides a continuity schedule of outstanding BEPC exchangeable and class B shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (units)	BEPC class B shares outstanding (units)	BEPC exchangeable and BEPC class B shares ($ million)
Balance, as at December 31, 2023	179,651,526	165	$4,721
Share exchanges	(10,142)	—	—
Remeasurement of liability	—	—	(271)
Balance, as at June 30, 2024	179,641,384	165	$4,450
Similar to BEPC exchangeable shares and BEPC class B shares, BEPC class C shares are classified as liabilities due to their cash redemption feature. However, BEPC class C shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. There are 194,460,874 BEPC class C shares issued and outstanding as at June 30, 2024 (2023: 194,460,874).
As at June 30, 2024, Brookfield Holders held a direct and indirect interest of approximately 25% of the company. Brookfield Holders own, directly and indirectly, 44,813,835 BEPC exchangeable shares on a combined basis and the remaining is held by public investors.
In December 2023, the company renewed its normal course issuer bid for its outstanding BEPC exchangeable shares. The company is authorized to repurchase up to 8.9 million BEPC Exchangeable shares, representing 5% of its issued and outstanding BEPC exchangeable shares. The bids will expire on December 17, 2024, or earlier should the company complete its repurchases prior to such data. There were no BEPC exchangeable shares repurchased during the three and six months ended June 30, 2024.